Supplement dated September 14, 2009 to the
Class I Shares and Class R Shares Prospectuses

Dated December 30, 2008
VAN KAMPEN EQUITY TRUST II,
on behalf of its series,
Van Kampen Core Growth Fund,
as previously supplemented on May 29, 2009
Van Kampen International Growth Fund

Dated December 24, 2008
VAN KAMPEN TRUST II,
on behalf of its series,
Van Kampen Global Bond Fund
Van Kampen Global Tactical Asset Allocation Fund,
as previously supplemented on August 7, 2009

Dated November 1, 2008
VAN KAMPEN CAPITAL GROWTH FUND

Dated October 8, 2008
VAN KAMPEN RETIREMENT STRATEGY TRUST,
on behalf of each of its series,
Van Kampen 2050 Retirement Strategy Fund
Van Kampen 2045 Retirement Strategy Fund
Van Kampen 2040 Retirement Strategy Fund
Van Kampen 2035 Retirement Strategy Fund
Van Kampen 2030 Retirement Strategy Fund
Van Kampen 2025 Retirement Strategy Fund
Van Kampen 2020 Retirement Strategy Fund
Van Kampen 2015 Retirement Strategy Fund
Van Kampen 2010 Retirement Strategy Fund
Van Kampen In Retirement Strategy Fund,
each as previously supplemented on June 26, 2009

The Prospectuses are hereby supplemented as follows:

1)     The first paragraph of the section entitled “Purchase of Shares – General” is hereby deleted in its entirety and replaced with the following:

This Prospectus offers Class I Shares and Class R Shares of the Fund. Class I Shares are offered without any upfront or deferred sales charges on purchases or sales and without any distribution (12b-1) fee or service fee. Class I Shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $1,000,000, (ii) tax-exempt retirement plans with assets of at least $1,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and nonqualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $1,000,000, (iv) qualified state tuition plan (529 plan) accounts and (v) certain Van Kampen investment companies.

2)     The last sentence of the third paragraph of the section entitled “Purchase of Shares – General” is hereby deleted in its entirety and replaced with the following:

Eligible institutions referenced in item (i) of the first paragraph in this section may only purchase Class I Shares directly from the Distributor.

3)     The second paragraph in the section titled “Purchase of Shares – How to Buy Shares” is hereby deleted in its entirety and replaced with the following:

Class I Shares and Class R Shares may be purchased on any business day through an authorized dealer, administrator, custodian, trustee, record keeper or financial adviser, who will submit orders to the Fund’s shareholder service agent, Investor Services. Class I Shares also may be purchased directly through the Distributor as described herein.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MULTIFNDSPT21 9/09